SCHEDULE OF OFFICE AND MISCELLANEOUS EXPENSES (Details) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Notes and other explanatory information [abstract]
Advertising, Marketing, and Investor Relations	$ 908,684	$ 322,381	$ 1,436,898	$ 546,366
Compliance fees	186,944	263,170	302,575	298,953
Business development	966,385	141,693	1,538,974	292,558
General freight	117,981	120,132	236,808	196,741
Subscription, membership & IT support	254,741	163,594	436,922	237,738
Rent	92,237	24,525	144,144	60,299
Shop Supplies	131,041	35,333	305,103	53,540
General office	263,314	87,676	406,011	192,966
Office and Miscellaneous Expenses	$ 2,921,327	$ 1,158,504	$ 4,807,435	$ 1,879,161